Cover	Sep. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 26, 2023, GD Culture Group Limited (the “Company”) filed with the United States Securities and Exchange Commission a Current Report on Form 8-K (the “8-K Report”) reporting the termination of certain VIE agreements between Shanghai Highlight Entertainment Co., Ltd., an indirect subsidiary of the Company (“Highlight WFOE”), Shanghai Highlight Media Co., Ltd., a PRC company (“Highlight Media”), and the shareholders of Shanghai Highlight (the “Highlight Media Shareholders”) on September 26, 2023. As a result of such termination, the Company will no longer treat Highlight Media as a consolidated affiliated entity or consolidate the financial results and balance sheet of Highlight Media in the Company’s consolidated financial statements under U.S. GAAP.
Document Period End Date	Sep. 26, 2023
Entity File Number	001-37513
Entity Registrant Name	GD Culture Group Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	22F - 810 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	+1-347
Local Phone Number	2590292
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false